Consolidated statements of financial position	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Current assets
Cash and cash equivalents (Note 13)	$ 6,658,076	$ 10,170,376
Gold in trust (Note 8)	974,397	915,995
Accounts receivable and prepaid expenses (Note 4)	259,471	155,638
Total current assets	7,891,944	11,242,009
Non-current assets
Right-of-use assets (Note 5)	432,319	539,110
Property, plant and equipment (Note 6)	6,610,871	14,019,532
Exploration and evaluation assets (Note 7)	63,115,076	61,431,639
Total non current assets	70,158,266	75,990,281
TOTAL ASSETS	78,050,210	87,232,290
Current liabilities
Trade and other payables (Note 11 (a)(c))	340,509	508,068
Current portion of lease liabilities (Note 5)	88,295	82,677
Total current liabilities	428,804	590,745
Non-current liabilities
Long-term portion of lease liabilities (Note 5)	377,635	465,930
Gold loan payable (Note 8)	3,929,015	3,227,545
Warrant liability (Note 9)	102,787	623,290
Derivative financial liabilities (Note 8)	306,084	391,620
Deferred income tax liability (Note 14)	3,090,208	1,749,023
Total non current liabilities	7,805,729	6,457,408
Total liabilities	8,234,533	7,048,153
EQUITY
Share capital (Note 10)	141,040,654	141,040,654
Reserves (Note 10)	22,546,373	21,068,273
Deficit	(93,771,350)	(81,924,790)
Total equity	69,815,677	80,184,137
TOTAL EQUITY AND LIABILITIES	$ 78,050,210	$ 87,232,290